RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS.
Schedule of impact of the restatement on financial statements

	As Previously
Balance Sheet as of February 8, 2021	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$267,477,330	$20,022,670	$287,500,000
Class A common stock	$200	$(200)	$—
Additional paid-in capital	$5,241,682	$(5,241,682)	$—
Accumulated deficit	$(242,587)	$(14,780,788)	$(15,023,375)
Total Stockholders’ Equity (Deficit)	$5,000,010	$(20,022,670)	$(15,022,660)

	As Previously
Balance Sheet as of March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$266,090,784	$21,409,216	$287,500,000
Class A common stock	$214	$(214)	$—
Additional paid-in capital	$6,628,214	$(6,628,214)	$—
Accumulated deficit	$(1,629,141)	$(14,780,788)	$(16,409,929)
Total Stockholders’ Equity (Deficit)	$5,000,006	$(21,409,216)	$(16,409,210)

	As Previously
Balance Sheet as of June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$266,084,570	$21,415,430	$287,500,000
Class A common stock	$214	$(214)	$—
Additional paid-in capital	$6,634,428	$(6,634,428)	$—
Accumulated deficit	$(1,635,358)	$(14,780,788)	$(16,416,146)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(21,415,430)	$(16,415,427)

Statement of Operations for the Three Months Ended	As Previously
March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	26,747,733	(10,456,066)	16,291,667
Basic and diluted net loss per common stock, Class A common stock	$—	$(0.07)	$(0.07)
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	7,915,868	$(1,134,618)	6,781,250
Basic and diluted net loss per common stock, Non-redeemable Class B common stock	$(0.21)	$0.14	$(0.07)

Statement of Operations for the Three Months Ended	As Previously
June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	26,604,351	2,145,649	28,750,000
Basic and diluted net income per common stock, Class A common stock	$—	$—	$—
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	9,333,149	$2,145,649	7,187,500
Basic and diluted net income (loss) per common stock, Non-redeemable Class B common stock	$—	$—	$—

Statement of Operations for the Six Months Ended	As Previously
June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	26,655,848	(2,988,721)	23,667,127
Basic and diluted net income per common stock, Class A common stock	$—	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	8,628,423	$(1,642,926)	6,985,497
Basic and diluted net income (loss) per common stock, Non-redeemable Class B common stock	$(0.19)	$0.14	$(0.05)

	As Previously
Statement of Stockholders’ Equity as of March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses	$270,783,264	$(270,783,264)	$—
Class A common stock subject to possible redemption	$(266,090,784)	$266,090,784	$—
Remeasurement adjustment on redeemable common stock	$—	$(16,716,736)	$(16,716,736)
Total stockholders’ equity (deficit)	$5,000,006	$(21,409,216)	$(16,409,210)

	As
	Previously
Statement of Stockholders’ Equity as of June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Change in value of common stock subject to possible redemption	$6,214	$(6,214)	$—
Total stockholders’ equity (deficit)	$5,000,003	$(21,415,430)	$(16,415,427)

Statement of Cash Flows for the Three Months Ended	As Previously
March 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	$284,049,000	$(284,049,000)	$—
Remeasurement adjustment on redeemable common stock	$(17,958,216)	$34,674,952	$16,716,736

Statement of Cash Flows for the Six Months Ended	As Previously
June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	$267,477,334	$(267,477,334)	$—
Remeasurement adjustment on redeemable common stock	$(1,392,764)	$18,109,500	$16,716,736